BROWN ADVISORY FUNDS

Brown Advisory Small-Cap Fundamental Value Fund
(the “Fund”)

Supplement dated July 18, 2014

to the Summary Prospectus, Statutory Prospectus and Statement of Additional
Information dated October 31, 2013, as amended on February 21, 2014, April 28, 2014 and July 1, 2014

This supplement serves as notification of the following change:

Effective as of August 29, 2014, the ticker symbol for the Institutional Shares of the Fund has been changed. The new ticker symbol is as follows:

Institutional Shares	BAUUX

Investors should retain this supplement for future reference.